Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Taxes on Income (Details) [Line Items]
Carryforward tax losses		$ 24,000
Valuation allowance		$ 7,000
Israel [Member]
Taxes on Income (Details) [Line Items]
Corporate tax rate	23.00%	23.00%